CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Class A common stock Common Stock	Class B common stock Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at the beginning at Feb. 07, 2021	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 07, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B Common Stock to Sponsor	$ 0	$ 288	24,712	0	25,000
Issuance of Class B Common Stock to Sponsor (in shares)	0	2,875,000
Net income	$ 0	$ 0	0	(845)	(845)
Balance at the end at Mar. 31, 2021	$ 59	$ 288	24,712	(845)	24,155
Balance at the end (in shares) at Mar. 31, 2021	585,275	2,875,000
Balance at the beginning at Feb. 07, 2021	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Feb. 07, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B Common Stock to Sponsor	$ 0	$ 288	24,712	0	25,000
Issuance of Class B Common Stock to Sponsor (in shares)	0	2,875,000
Sale of non-redeemable private placement units to Sponsor	$ 59		5,290,242	0	5,290,301
Sale of non-redeemable private placement units to Sponsor(in shares)	585,275
Re-measurement of Class A Common Stock Subject to Possible Redemption			(5,314,954)	(13,745,600)	(19,060,554)
Net income			0	5,135,790	5,135,790
Balance at the end at Dec. 31, 2021	$ 59	$ 288	0	(8,609,810)	(8,609,463)
Balance at the end (in shares) at Dec. 31, 2021	585,275	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			0	2,195,508	2,195,508
Balance at the end at Mar. 31, 2022	$ 59	$ 288	$ 0	$ (6,414,302)	$ (6,413,955)
Balance at the end (in shares) at Mar. 31, 2022	585,275	2,875,000